Schedule of Purchases from Related Party Suppliers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Purchases from related party suppliers	$ 18,315	$ 8,581	$ 574
Shenzhen Eastern Worldwide Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Purchases from related party suppliers	18,315	8,581
Eastern Worldwide Company Limited [Member]
Related Party Transaction [Line Items]
Purchases from related party suppliers			$ 574